CONSOLIDATED STATEMENT OF CASH FLOWS S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)
CASH AND CASH EQUIVALENTS FROM OPERATING ACTIVITIES
Net profit for the year	S/ 5,623,252	S/ 4,959,878	S/ 4,760,110
Adjustment to reconcile net profit to net cash arising from operating activities:
Provision for credit losses on loan portfolio	3,943,301	3,957,143	2,158,555
Depreciation and amortization	570,830	511,174	485,207
Depreciation of right-of-use assets	142,640	147,833	151,282
Depreciation of investment properties	9,098	8,115	7,107
Provision for sundry risks	315,214	95,873	43,846
Deferred (income) tax expense	(54,943)	(76,088)	113,063
Net gain on securities	(362,295)	(425,144)	(5,468)
Impairment loss on goodwill	27,346	71,959	0
Net gain of trading derivatives	(156,195)	(53,665)	(65,187)
Net Income from sale of property, furniture and equipment	(68,037)	(1,654)	(14,979)
(Gain) loss net from sale of seized and recovered assets	(27,172)	1,867	(11,355)
Expense for share-based payment transactions	104,848	83,328	81,679
Net gain from sale of written-off portfolio	(21,295)	(83,515)	(18,712)
Intangible losses due to withdrawals and dismissed projects	131,142	96,978	25,140
Others	145,492	3,005	28,840
Net (increase) decrease in assets:
Loans	(4,461,273)	(1,105,306)	(5,385,064)
Investments at fair value through profit or loss	412,376	(456,626)	1,575,498
Investments at fair value through other comprehensive income	(2,555,702)	(5,164,701)	(460,914)
Cash collateral, reverse repurchase agreements and securities borrowings	383,427	(330,448)	622,589
Sale of written off portfolio	55,230	239,599	24,543
Other assets	(1,111,692)	520,331	413,307
Net increase (decrease) in liabilities
Deposits and obligations	13,286,449	2,271,524	(46,199)
Due to Banks and correspondents	(1,600,761)	3,455,502	1,804,784
Payables from repurchase agreements and securities lending	(1,111,676)	(2,790,671)	(9,034,940)
Bonds and notes issued	348,532	(2,213,122)	(298,572)
Short-term and low-value lease payments	(118,156)	(108,357)	(106,356)
Other liabilities	2,375,248	2,604,047	3,107,346
Income tax paid	(1,703,135)	(2,139,140)	(1,106,572)
Net cash flow from operating activities	14,522,093	4,079,719	(1,151,422)
NET CASH FLOWS FROM INVESTING ACTIVITIES
Revenue from sale of property, furniture and equipment	98,223	53,152	5,373
Revenue from sale of investment property	47,100	0	(359)
Revenue from sales and reimbursement of investment to amortized cost	1,740,670	1,245,434	1,006,325
Purchase of property, furniture and equipment	(310,144)	(322,371)	(192,700)
Purchase of investment property	(70,399)	(37,667)	(87,132)
Purchase of intangible assets	(801,290)	(828,803)	(703,670)
Purchase of investment at amortized cost	(176,601)	(1,359,245)	(1,122,802)
Acquisition of subsidiaries, net of cash received	0	(5,564)	0
Net cash flows from investing activities	527,559	(1,255,064)	(1,094,965)
NET CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid	(3,664,648)	(1,994,037)	(1,196,422)
Dividends paid to non-controlling interest of subsidiaries	(106,777)	(62,051)	(48,577)
Principal payments of leasing contracts	(152,693)	(157,386)	(156,529)
Interest payments of leasing contracts	(22,828)	(25,574)	(25,054)
Purchase of treasury stock	(110,894)	(85,575)	(83,605)
Sale of treasury stock	0	0	9,949
Acquisition of non-controlling interest	(36,781)	(1,773)	(5,877)
Subordinated bonds	2,284,200	62,044	(94,700)
Net cash flows from financing activities	(1,810,421)	(2,264,352)	(1,600,815)
Net increase (decrease) of cash and cash equivalents before effect of changes in exchange rate	13,239,231	560,303	(3,847,202)
Effect of changes in exchange rate of cash and cash equivalents	410,258	(760,651)	(1,325,381)
Cash and cash equivalents at the beginning of the period	33,920,614	34,120,962	39,293,545
Cash and cash equivalents at the end of the period	47,570,103	33,920,614	34,120,962
Additional information
Interest received	19,896,077	18,658,791	14,717,523
Interest paid	(5,852,580)	(5,080,522)	(2,847,538)
Transactions that do not represent cash flow
Recognition of lease operations	45,463	103,715	108,751
Reclassification from investments at amortized cost to fair value with changes in equity	0	0	2,232,663
Sale option of minor shares of MiBanco Colombia	S/ 0	S/ 0	S/ (42,964)